BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations1 [Abstract]
Disclosure of detailed information about business combinations

The fair value of the consideration transferred for PointSource acquisition was calculated as follows:

Purchase price at acquisition date	Amount
Down payment	15,500
Working capital adjustment	3,756
Contingent consideration	9,373	(a)
Total consideration	28,629

(a)	As of December 31, 2017 included 2,200 and 7,261 as Other financial liabilities current and non-current, respectively.
The fair value of the consideration transferred for Ratio acquisition was calculated as follows:

Purchase price at acquisition date	Amount
Down payment	5,800
Working capital adjustment	(97)
Contingent consideration	3,826	(a)
Total consideration	9,529

(a)	As of December 31, 2017 included 1,666 and 2,216 as Other financial liabilities current and non-current, respectively.

The consideration transferred for Dynaflows acquisition was calculated as follows:

Purchase price	Amount
Down payment	1,402
Installment payment	414
Total consideration	1,816	(a)

(a)	As of December 31, 2017 and 2016 the consideration was fully settled.

The consideration transferred for Huddle Group acquisition was calculated as follows:

Purchase price	Amount
Down payment	3,019
Installment payment	5,117	(a)(b)
Total consideration	8,136

(a)	Net present value of future installment payments including interest.

(b)
The outstanding balance as of December 31, 2017 and 2016 amounted to 110 and 104, respectively, including interest; classified 110 as current as of December 31, 2017 and 104 as non-current other financial liabilities as of December 31, 2016.

The fair value of the consideration transferred for L4 acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	11,000
Working capital adjustment	817	(a)
Contingent consideration	8,571	(a)
Total consideration	20,388

(a) As of December 31, 2017 and 2016 included 1,845 and 1,799, respectively, as Other financial liabilities current and 1,803 and 7,589 as Other financial liabilities non-current, respectively.
The fair value of the consideration transferred for WAE acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	8,500
Working capital adjustment	1,352
Installment payment	551	(a)
Contingent consideration	9,448	(a)
Total consideration	19,851

(a) As of December 31, 2017 and 2016 included 924 and 5,457, respectively, as Other financial liabilities current and 4,735 as Other financial liabilities non-current as of December 31, 2016.

As of December 31, 2017 and 2016, fair values of the assets acquired, liabilities assumed and goodwill or bargain gain determined at the date of acquisition in the business combinations are as follows:

	For the year ended December 31,
	2017	2016
Current Assets
Cash and cash equivalents	2,151	2,941
Investments	5	—
Trade receivables	3,170	5,748
Other receivables	2,893	1,752

Non current assets
Property and equipment	192	259
Intangibles	524	5,082
Deferred tax	—	562
Other receivables	151	530
Goodwill (1)	33,699	32,325

Current liabilities
Trade and other payables	(3,310)	(4,504)
Tax liabilities	(22)	(1,883)
Payroll and social security	(1,295)	(1,234)
Other liabilities	—	(22)

Non current liabilities
Provision for contingencies (2)	—	(817)
Borrowings	—	(250)

Gain from bargain business combination (3)	—	(225)
Total consideration	38,158	40,264

(1)	As of December 31, 2017 and 2016, 33,699 and 16,124, respectively, are deductible for tax purposes. As of December 31, 2016, 16,201 is not deductible for tax purposes.

(2)	Includes provision for contingencies from Difier S.A. related to potential regulatory claims.

(3)
As the total amount paid for Difier S.A. is less than the fair value of the assets and liabilities recognized at the date of acquisition, the Company has recorded a gain from bargain business combination.

The consideration transferred for Clarice acquisition was calculated as follows:

Purchase price	Amount
Down payment	9,324
Installment payment	2,483	(a)
Contingent consideration	8,377	(a)
Total consideration	20,184

(a)	As of December 31, 2017 and 2016 included 3,119 and 4,446 as Other financial liabilities current, and 4,497 and 2,408 as Other financial liabilities non-current, respectively.

Disclosure of financial liabilities

Outstanding balances of financial liabilities related to the abovementioned acquisitions as of December 31, 2017 and 2016 are as follows:

	As of December 31, 2017		As of December 31, 2016
	Other financial liabilities - current	Other financial liabilities - non current	Other financial liabilities - current	Other financial liabilities - non current

Huddle Group	110	—	—	104
Clarice	3,119	4,497	4,446	2,408
Subscription agreement	800	—	900	—
Put option on minority interest of Dynaflows	—	2,797	—	4,388
WAE	924	—	5,457	4,735
L4	1,845	1,803	1,799	7,589
Ratio	1,666	2,216	—	—
PointSource	2,200	7,261	—	—
Total	10,664	18,574	12,602	19,224

	As of December 31,
	2017	2016
Financial assets
Cash and cash equivalents	52,525	50,532
HFT assets	8,147	9,355
Other financial assets	1,428	1,219
Loans and receivables	126,171	100,504

Financial liabilities
Amortized cost
Trade payables	11,640	5,603
Payroll and social security taxes	40,472	30,328
Borrowings	6,011	217
Other financial liabilities (1)	29,238	31,826
Tax liabilities	5,253	6,249
Other liabilities	20	20

(1) As of December 31, 2017, other financial liabilities include 6,099, 816, 3,653, 3,876 and 9,461 related to contingent liability arisen in Clarice, WAE, L4, Ratio and PointSource acquisitions, respectively, which are measured at fair value (see note 27.10.1).